Distribution Date:	04/17/25	Benchmark 2018-B1 Mortgage Trust
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-B1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5-6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	10				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	16-17	Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19		David Rodgers	(212) 230-9090
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25-26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28	Rating Agency	Standard & Poor's Ratings Services
Historical Bond / Collateral Loss Reconciliation Detail	29			(416) 202-6001
Interest Shortfall Detail - Collateral Level	30		130 King Street West, Suite 2750 | Toronto, ON M5X 1E5 | Canada
Supplemental Notes	31	Rating Agency	Kroll Bond Rating Agency, Inc.
			general	(212) 702-0707
			805 Third Avenue | New York, NY 10022 | United States
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
		Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162PAS0	2.560000%	18,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162PAT8	3.571000%	157,629,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	08162PAU5	3.355000%	49,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	08162PAV3	3.602000%	40,449,000.00	22,588,736.73	630,692.00	67,803.86	0.00	0.00	698,495.86	21,958,044.73	42.33%	30.00%
A-4	08162PAW1	3.402000%	135,000,000.00	51,220,919.86	0.00	145,211.31	0.00	0.00	145,211.31	51,220,919.86	42.33%	30.00%
A-5	08162PAX9	3.666000%	387,112,000.00	387,112,000.00	0.00	1,182,627.16	0.00	0.00	1,182,627.16	387,112,000.00	42.33%	30.00%
A-M	08162PAZ4	3.878000%	97,114,000.00	97,114,000.00	0.00	313,840.08	0.00	0.00	313,840.08	97,114,000.00	30.16%	21.38%
B	08162PBA8	4.059000%	47,853,000.00	47,853,000.00	0.00	161,862.77	0.00	0.00	161,862.77	47,853,000.00	24.16%	17.13%
C	08162PBB6	4.343744%	52,075,000.00	52,075,000.00	0.00	188,500.41	0.00	0.00	188,500.41	52,075,000.00	17.64%	12.50%
D	08162PAG6	2.750000%	60,520,000.00	60,520,000.00	0.00	45,463.07	0.00	0.00	45,463.07	60,520,000.00	10.05%	7.13%
E	08162PAJ0	3.000000%	25,334,000.00	25,334,000.00	0.00	0.00	0.00	0.00	0.00	25,334,000.00	6.88%	4.88%
F-RR*	08162PAM3	4.343744%	14,074,000.00	14,074,000.00	0.00	0.00	0.00	0.00	0.00	14,074,000.00	5.11%	3.63%
G-RR	08162PAP6	4.343744%	40,816,346.00	40,816,159.56	0.00	0.00	0.00	0.00	0.00	40,816,159.56	0.00%	0.00%
S	08162PBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162PAR2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.343744%	40,426,661.73	28,677,163.39	22,644.65	91,050.01	0.00	0.00	113,694.66	28,654,518.74	0.00%	0.00%
Regular SubTotal			1,166,378,007.73	827,384,979.54	653,336.65	2,196,358.67	0.00	0.00	2,849,695.32	826,731,642.89

X-A	08162PAY7	0.667673%	885,279,000.00	558,035,656.59	0.00	310,487.82	0.00	0.00	310,487.82	557,404,964.59
X-B	08162PAA9	0.284744%	47,853,000.00	47,853,000.00	0.00	11,354.90	0.00	0.00	11,354.90	47,853,000.00
X-D	08162PAC5	1.593744%	60,520,000.00	60,520,000.00	0.00	80,377.84	0.00	0.00	80,377.84	60,520,000.00
X-E	08162PAE1	1.343744%	25,334,000.00	25,334,000.00	0.00	28,368.68	0.00	0.00	28,368.68	25,334,000.00
Notional SubTotal			1,018,986,000.00	691,742,656.59	0.00	430,589.24	0.00	0.00	430,589.24	691,111,964.59

Deal Distribution Total					653,336.65	2,626,947.91	0.00	0.00	3,280,284.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162PAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162PAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	08162PAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	08162PAV3	558.44981903	15.59227669	1.67628025	0.00000000	0.00000000	0.00000000	0.00000000	17.26855695	542.85754234
A-4	08162PAW1	379.41422119	0.00000000	1.07563933	0.00000000	0.00000000	0.00000000	0.00000000	1.07563933	379.41422119
A-5	08162PAX9	1,000.00000000	0.00000000	3.05500000	0.00000000	0.00000000	0.00000000	0.00000000	3.05500000	1,000.00000000
A-M	08162PAZ4	1,000.00000000	0.00000000	3.23166670	0.00000000	0.00000000	0.00000000	0.00000000	3.23166670	1,000.00000000
B	08162PBA8	1,000.00000000	0.00000000	3.38249995	0.00000000	0.00000000	0.00000000	0.00000000	3.38249995	1,000.00000000
C	08162PBB6	1,000.00000000	0.00000000	3.61978704	0.00000000	0.00000000	0.00000000	0.00000000	3.61978704	1,000.00000000
D	08162PAG6	1,000.00000000	0.00000000	0.75120737	1.54045919	1.54045919	0.00000000	0.00000000	0.75120737	1,000.00000000
E	08162PAJ0	1,000.00000000	0.00000000	0.00000000	2.50000000	2.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	08162PAM3	1,000.00000000	0.00000000	0.00000000	3.61978684	3.61978684	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	08162PAP6	999.99543222	0.00000000	0.00000000	3.61977037	49.58714433	0.00000000	0.00000000	0.00000000	999.99543222
S	08162PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162PAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	709.36263750	0.56014148	2.25222678	0.31551480	1.98185718	0.00000000	0.00000000	2.81236825	708.80249602

Notional Certificates
X-A	08162PAY7	630.35004399	0.00000000	0.35072313	0.00000000	0.00000000	0.00000000	0.00000000	0.35072313	629.63762225
X-B	08162PAA9	1,000.00000000	0.00000000	0.23728711	0.00000000	0.00000000	0.00000000	0.00000000	0.23728711	1,000.00000000
X-D	08162PAC5	1,000.00000000	0.00000000	1.32812029	0.00000000	0.00000000	0.00000000	0.00000000	1.32812029	1,000.00000000
X-E	08162PAE1	1,000.00000000	0.00000000	1.11978685	0.00000000	0.00000000	0.00000000	0.00000000	1.11978685	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	67,803.86	0.00	67,803.86	0.00	0.00	0.00	67,803.86	0.00
A-4	03/01/25 - 03/30/25	30	0.00	145,211.31	0.00	145,211.31	0.00	0.00	0.00	145,211.31	0.00
A-5	03/01/25 - 03/30/25	30	0.00	1,182,627.16	0.00	1,182,627.16	0.00	0.00	0.00	1,182,627.16	0.00
X-A	03/01/25 - 03/30/25	30	0.00	310,487.82	0.00	310,487.82	0.00	0.00	0.00	310,487.82	0.00
X-B	03/01/25 - 03/30/25	30	0.00	11,354.90	0.00	11,354.90	0.00	0.00	0.00	11,354.90	0.00
X-D	03/01/25 - 03/30/25	30	0.00	80,377.84	0.00	80,377.84	0.00	0.00	0.00	80,377.84	0.00
X-E	03/01/25 - 03/30/25	30	0.00	28,368.68	0.00	28,368.68	0.00	0.00	0.00	28,368.68	0.00
A-M	03/01/25 - 03/30/25	30	0.00	313,840.08	0.00	313,840.08	0.00	0.00	0.00	313,840.08	0.00
B	03/01/25 - 03/30/25	30	0.00	161,862.77	0.00	161,862.77	0.00	0.00	0.00	161,862.77	0.00
C	03/01/25 - 03/30/25	30	0.00	188,500.41	0.00	188,500.41	0.00	0.00	0.00	188,500.41	0.00
D	03/01/25 - 03/30/25	30	0.00	138,691.67	0.00	138,691.67	93,228.59	0.00	0.00	45,463.07	93,228.59
E	03/01/25 - 03/30/25	30	0.00	63,335.00	0.00	63,335.00	63,335.00	0.00	0.00	0.00	63,335.00
F-RR	03/01/25 - 03/30/25	30	0.00	50,944.88	0.00	50,944.88	50,944.88	0.00	0.00	0.00	50,944.88
G-RR	03/01/25 - 03/30/25	30	1,876,220.24	147,745.80	0.00	147,745.80	147,745.80	0.00	0.00	0.00	2,023,966.04
VRR Interest	03/01/25 - 03/30/25	30	67,364.66	103,805.22	0.00	103,805.22	12,755.21	0.00	0.00	91,050.01	80,119.87
Totals			1,943,584.90	2,994,957.40	0.00	2,994,957.40	368,009.48	0.00	0.00	2,626,947.91	2,311,594.38

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	08162PBE0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (Cert)	08162PBF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	N/A	5,659,582.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (Cert)	08162PBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	N/A	1,769,083.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (Cert)	08162PBH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.343744%	1,452,299.02	811,036.13	22,644.65	2,935.78	0.00	0.00	25,580.43	788,391.48
V1-A4 (Cert)	08162PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.343744%	4,847,100.50	1,839,058.86	0.00	6,657.00	0.00	0.00	6,657.00	1,839,058.86
V1-A5 (Cert)	08162PBK6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.343744%	13,899,042.74	13,899,042.74	0.00	50,311.57	0.00	0.00	50,311.57	13,899,042.74
V1-AM (Cert)	08162PBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.343744%	3,486,824.58	3,486,824.58	0.00	12,621.56	0.00	0.00	12,621.56	3,486,824.58
V1-B (Cert)	08162PBM2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.343744%	1,718,135.56	1,718,135.56	0.00	6,219.28	0.00	0.00	6,219.28	1,718,135.56
V1-C (Cert)	08162PBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.343744%	1,869,724.14	1,869,724.14	0.00	6,768.00	0.00	0.00	6,768.00	1,869,724.14
V1-D (Cert)	08162PBP5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.343744%	2,172,937.20	2,172,937.20	0.00	4,518.25	0.00	0.00	4,518.25	2,172,937.20
V1-E (Cert)	08162PBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.343744%	909,603.29	909,603.29	0.00	1,018.56	0.00	0.00	1,018.56	909,603.29
V1-F (Cert)	08162PBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.343744%	505,319.20	505,319.20	0.00	0.00	0.00	0.00	0.00	505,319.20
V1-G (Cert)	08162PBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.343744%	1,465,488.38	1,465,481.69	0.00	0.00	0.00	0.00	0.00	1,465,481.69
Regular Interest Total			40,426,661.73	28,677,163.39	22,644.65	91,050.00	0.00	0.00	113,694.65	28,654,518.74
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	08162PBE0	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	08162PBF7	N/A	5,659,582.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	08162PBG5	N/A	1,769,083.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	08162PBH3	N/A	1,452,299.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	08162PBJ9	N/A	4,847,100.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	08162PBK6	N/A	13,899,042.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	08162PBL4	N/A	3,486,824.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	08162PBM2	N/A	1,718,135.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	08162PBN0	N/A	1,869,724.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	08162PBP5	N/A	2,172,937.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	08162PBQ3	N/A	909,603.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	08162PBR1	N/A	505,319.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	08162PBS9	N/A	1,465,488.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	08162PBD2	4.343744%	40,426,661.73	28,677,163.39	22,644.65	91,050.01	0.00	0.00	113,694.66	28,654,518.74
Exchangeable Certificates Total			80,853,323.46	28,677,163.39	22,644.65	91,050.01	0.00	0.00	113,694.66	28,654,518.74

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	08162PBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	08162PBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	08162PBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	08162PBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	08162PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A5	08162PBK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	08162PBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	08162PBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	08162PBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	08162PBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	08162PBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	08162PBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	08162PBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	08162PBD2	709.36263750	0.56014148	2.25222678	0.31551480	1.98185718	0.00000000	0.00000000	2.81236825	708.80249602

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

	Additional Information
Total Available Distribution Amount (1)	3,280,284.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,006,837.61	Master Servicing Fee	5,863.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,984.82
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	356.24
ARD Interest	0.00	Operating Advisor Fee	1,386.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,006,837.61	Total Fees	11,880.19

Principal		Expenses/Reimbursements
Scheduled Principal	653,336.65	Reimbursement for Interest on Advances	357,534.73
Unscheduled Principal Collections		ASER Amount	17,409.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(6,934.61)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	653,336.65	Total Expenses/Reimbursements	368,009.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,626,947.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	653,336.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,280,284.56
Total Funds Collected	3,660,174.26	Total Funds Distributed	3,660,174.24

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	827,384,979.54	827,384,979.54	Beginning Certificate Balance	827,384,979.54
(-) Scheduled Principal Collections	653,336.65	653,336.65	(-) Principal Distributions	653,336.65
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	826,731,642.89	826,731,642.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	827,667,275.54	827,667,275.54	Ending Certificate Balance	826,731,642.89
Ending Actual Collateral Balance	826,997,430.68	826,997,430.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	65,558,327.79	7.93%	31	3.8632	NAP	Defeased	4	65,558,327.79	7.93%	31	3.8632	NAP
	7,499,999 or less	11	52,615,855.20	6.36%	31	4.7441	1.957130	1.44 or less	10	157,272,629.50	19.02%	29	4.5060	0.974071
7,500,000 to 14,999,999		12	147,784,105.98	17.88%	28	4.5345	1.256478	1.45 to 1.49	2	20,406,535.36	2.47%	29	4.4333	1.489897
15,000,000 to 24,999,999		3	62,561,409.24	7.57%	32	4.1318	2.659110	1.50 to 1.74	8	86,095,759.22	10.41%	31	4.4546	1.616455
25,000,000 to 49,999,999		9	325,794,323.41	39.41%	31	4.1535	1.902185	1.75 to 1.99	5	120,556,748.61	14.58%	31	4.4539	1.872107
	50,000,000 or greater	3	172,417,621.27	20.86%	32	4.0844	3.374032	2.00 to 2.49	7	220,151,715.11	26.63%	31	4.0980	2.272906
	Totals	42	826,731,642.89	100.00%	31	4.2201	2.218837	2.50 to 3.49	3	82,652,349.49	10.00%	32	3.9754	2.641992
								3.50 and greater	3	74,037,577.81	8.96%	32	3.8529	5.257740
								Totals	42	826,731,642.89	100.00%	31	4.2201	2.218837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	65,558,327.79	7.93%	31	3.8632	NAP	Wisconsin	2	7,199,412.21	0.87%	33	4.6765	1.366473
Arizona	1	254,622.97	0.03%	26	4.4860	1.316600	Wyoming	1	152,449.42	0.02%	26	4.4860	1.316600
Arkansas	1	51,738.04	0.01%	26	4.4860	1.316600	Totals	113	826,731,642.89	100.00%	31	4.2201	2.218837
California	17	146,866,408.35	17.76%	32	4.2327	2.382311
									Property Type³
Connecticut	2	14,308,832.97	1.73%	32	4.2195	1.328385
Florida	3	20,278,956.76	2.45%	30	4.6148	1.705591		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	7	60,409,559.36	7.31%	31	4.6489	1.647040		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	5	1,008,761.07	0.12%	26	4.4860	1.316600	Defeased	3	65,558,327.79	7.93%	31	3.8632	NAP
Iowa	2	2,430,056.72	0.29%	27	4.6125	1.489700	Lodging	76	112,975,927.02	13.67%	30	4.6545	1.351085
Kentucky	1	267,597.39	0.03%	26	4.4860	1.316600	Mixed Use	6	198,132,912.52	23.97%	31	4.0566	3.253571
Louisiana	1	4,684,630.38	0.57%	32	5.4160	1.655000	Mobile Home Park	1	4,037,577.81	0.49%	32	4.5000	3.948000
Maryland	3	6,737,573.97	0.81%	27	4.5290	1.353838	Multi-Family	2	76,796,150.63	9.29%	32	4.1669	2.298785
Massachusetts	1	50,000,000.00	6.05%	33	3.9000	5.958600	Office	11	208,373,867.96	25.20%	31	4.1205	2.038970
Michigan	4	41,543,801.52	5.03%	32	4.3181	1.963937	Retail	10	149,325,185.06	18.06%	29	4.3862	1.227977
Minnesota	6	36,321,435.74	4.39%	31	4.7389	0.835585	Self Storage	4	11,531,694.20	1.39%	33	4.7067	2.025275
New Jersey	5	83,793,657.92	10.14%	27	4.1808	1.879680	Totals	113	826,731,642.89	100.00%	31	4.2201	2.218837
New York	3	119,000,000.00	14.39%	30	3.8763	1.808982
North Carolina	4	39,251,297.74	4.75%	32	4.6140	1.678422
Ohio	5	16,314,092.99	1.97%	32	4.4686	1.143534
Oklahoma	2	200,319.06	0.02%	26	4.4860	1.316600
Oregon	1	327,604.08	0.04%	26	4.4860	1.316600
Pennsylvania	8	69,657,396.28	8.43%	31	4.2168	1.672980
Texas	21	38,839,995.42	4.70%	32	4.0346	2.566219
Virginia	2	499,515.12	0.06%	26	4.4860	1.316600
Washington	2	773,599.72	0.09%	26	4.4860	1.316600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	65,558,327.79	7.93%	31	3.8632	NAP	Defeased	4	65,558,327.79	7.93%	31	3.8632	NAP
	3.9999% or less	6	214,000,000.00	25.89%	32	3.8558	3.385890	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	5	206,575,086.21	24.99%	31	4.1522	1.892113	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	9	153,009,976.59	18.51%	29	4.3706	1.659592	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	132,488,037.69	16.03%	31	4.6278	1.553285	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	7	50,415,584.23	6.10%	32	4.8694	1.459109	49 months or greater	38	761,173,315.10	92.07%	31	4.2508	2.176225
	5.0000% or greater	1	4,684,630.38	0.57%	32	5.4160	1.655000	Totals	42	826,731,642.89	100.00%	31	4.2201	2.218837
	Totals	42	826,731,642.89	100.00%	31	4.2201	2.218837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	65,558,327.79	7.93%	31	3.8632	NAP	Defeased	4	65,558,327.79	7.93%	31	3.8632	NAP
	60 months or less	38	761,173,315.10	92.07%	31	4.2508	2.176225	Interest Only	12	405,717,500.00	49.07%	31	4.0787	2.649743
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	355,455,815.10	43.00%	30	4.4473	1.635752
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	826,731,642.89	100.00%	31	4.2201	2.218837	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	826,731,642.89	100.00%	31	4.2201	2.218837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	65,558,327.79	7.93%	31	3.8632	NAP			No outstanding loans in this group
Underwriter's Information		3	42,426,409.55	5.13%	31	4.0784	2.566924
	12 months or less	35	718,746,905.55	86.94%	31	4.2610	2.153163
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	826,731,642.89	100.00%	31	4.2201	2.218837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	309630001	OF	Jersey City	NJ	Actual/360	4.140%	249,550.00	0.00	0.00	N/A	11/01/27	--	70,000,000.00	70,000,000.00	04/01/25
2	309630002	MU	Santa Clarita	CA	Actual/360	4.186%	189,283.51	93,872.72	0.00	N/A	12/06/27	--	52,511,493.99	52,417,621.27	04/06/25
5	309071003	OF	New York	NY	Actual/360	3.605%	93,117.35	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	04/06/25
5A	309071005				Actual/360	3.605%	62,078.23	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	04/06/25
6	309630006	OF	Washington	DC	Actual/360	3.600%	124,000.00	0.00	0.00	N/A	11/01/27	08/01/27	40,000,000.00	40,000,000.00	04/01/25
6A	309630106				Actual/360	3.600%	31,000.00	0.00	0.00	N/A	11/01/27	08/01/27	10,000,000.00	10,000,000.00	04/01/25
7	309630007	MU	Chestnut Hill	MA	Actual/360	3.900%	167,916.67	0.00	0.00	N/A	01/01/28	--	50,000,000.00	50,000,000.00	04/01/25
9	304101945	MF	Ann Arbor	MI	Actual/360	4.315%	151,834.21	66,792.70	0.00	N/A	12/06/27	--	40,862,943.33	40,796,150.63	04/06/25
10	309630010	LO	Chicago	IL	Actual/360	4.597%	174,175.22	0.00	0.00	N/A	11/01/27	--	44,000,000.00	44,000,000.00	04/01/25
11	656120744	MU	West Hollywood	CA	Actual/360	3.900%	144,408.33	0.00	0.00	N/A	12/06/27	--	43,000,000.00	43,000,000.00	04/06/25
13	309630013	RT	Whitehall	PA	Actual/360	4.056%	125,953.96	75,918.79	0.00	N/A	11/01/27	--	36,062,403.95	35,986,485.16	04/01/25
14	656120741	LO	Rochester	MN	Actual/360	4.741%	110,522.38	60,357.57	0.00	N/A	11/06/27	--	27,072,045.19	27,011,687.62	04/06/25
14A	656120743				Actual/360	4.741%	36,840.79	20,119.20	0.00	N/A	11/06/27	--	9,024,014.68	9,003,895.48	04/06/25
15	309630015	MF	Midland	TX	Actual/360	3.999%	123,969.00	0.00	0.00	N/A	01/06/28	--	36,000,000.00	36,000,000.00	04/06/25
16	309630016	MU	New York	NY	Actual/360	3.950%	119,048.61	0.00	0.00	N/A	08/01/27	--	35,000,000.00	35,000,000.00	04/01/25
17	309630017	RT	New York	NY	Actual/360	4.200%	122,966.67	0.00	0.00	12/06/27	12/06/29	--	34,000,000.00	34,000,000.00	03/06/25
19	309630019	RT	Monroeville	PA	Actual/360	4.340%	50,235.33	19,375.90	0.00	N/A	10/06/27	--	13,441,889.63	13,422,513.73	04/06/25
19A	309630119				Actual/360	4.340%	50,235.33	19,375.89	0.00	N/A	10/06/27	--	13,441,889.96	13,422,514.07	04/06/25
20	304101958	OF	Ventura	CA	Actual/360	4.425%	84,591.25	0.00	0.00	N/A	01/06/28	--	22,200,000.00	22,200,000.00	04/06/25
21	656120750	OF	Raleigh	NC	Actual/360	4.330%	76,028.42	29,136.44	0.00	N/A	12/06/27	--	20,390,545.68	20,361,409.24	04/06/25
23	304101956	RT	Raleigh	NC	Actual/360	4.930%	60,540.16	23,869.28	0.00	N/A	01/06/28	--	14,260,588.59	14,236,719.31	04/06/25
24	304101974	OF	Stamford	CT	Actual/360	4.217%	51,533.26	20,742.34	0.00	N/A	12/06/27	--	14,191,722.12	14,170,979.78	04/06/25
26	309630026	LO	Various	Various	Actual/360	4.530%	54,525.55	19,710.98	0.00	N/A	07/06/27	--	13,977,924.08	13,958,213.10	04/06/25
27	309630027	LO	Various	Various	Actual/360	4.486%	55,307.71	0.00	0.00	N/A	06/01/27	--	14,317,500.00	14,317,500.00	04/01/25
28	309630028	OF	Palm Beach Gardens	FL	Actual/360	4.510%	47,566.13	20,916.62	0.00	N/A	10/06/27	--	12,247,912.42	12,226,995.80	04/06/25
30	309630030	OF	Dublin	OH	Actual/360	4.430%	47,484.91	17,342.05	0.00	N/A	01/06/28	--	12,447,803.90	12,430,461.85	04/06/25
31	304101959	RT	Oak Park	IL	Actual/360	4.820%	46,653.30	20,658.69	0.00	N/A	01/06/28	--	11,240,253.23	11,219,594.54	05/06/24
32	309630032	MU	San Diego	CA	Actual/360	4.855%	44,030.99	16,688.43	0.00	N/A	12/06/27	--	10,531,979.68	10,515,291.25	04/06/25

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	309630033	RT	Montague	NJ	Actual/360	4.310%	32,938.74	15,616.22	0.00	N/A	11/01/24	--	8,875,043.29	8,859,427.07	02/01/25
36	309630036	OF	Grandview Heights	OH	Actual/360	4.360%	31,085.00	13,571.72	0.00	N/A	10/06/27	07/06/27	8,279,520.65	8,265,948.93	04/06/25
37	309630037	LO	Glenwood Springs	CO	Actual/360	5.105%	32,113.66	12,868.02	0.00	N/A	12/01/27	--	7,305,246.88	7,292,378.86	04/01/25
38	304101951	RT	Appleton	WI	Actual/360	4.680%	28,537.92	13,322.68	0.00	N/A	01/06/28	--	7,081,368.91	7,068,046.23	04/06/25
39	656120772	OF	Various	Various	Actual/360	4.612%	27,778.18	9,699.41	0.00	N/A	07/06/27	--	6,993,720.70	6,984,021.29	04/06/25
40	656120773	MU	Oakland	CA	Actual/360	4.490%	27,838.00	0.00	0.00	N/A	09/06/27	--	7,200,000.00	7,200,000.00	04/06/25
42	309630042	LO	Chalmette	LA	Actual/360	5.416%	21,904.99	12,203.56	0.00	N/A	12/01/27	--	4,696,833.94	4,684,630.38	04/01/25
43	656120753	RT	Concord	NC	Actual/360	4.910%	18,786.43	12,296.15	0.00	N/A	12/06/27	--	4,443,278.41	4,430,982.26	04/06/25
44	304101946	SS	Miami	FL	Actual/360	4.700%	18,430.20	8,538.97	0.00	N/A	01/06/28	--	4,553,789.84	4,545,250.87	04/06/25
45	656120756	MH	Sun City	CA	Actual/360	4.500%	15,676.17	7,884.70	0.00	N/A	12/06/27	--	4,045,462.51	4,037,577.81	04/06/25
46	407004702	RT	Callahan	FL	Actual/360	4.870%	14,733.82	6,686.82	0.00	N/A	06/06/27	--	3,513,396.91	3,506,710.09	04/06/25
47	304101953	SS	Various	PA	Actual/360	4.630%	14,584.07	5,607.65	0.00	N/A	01/06/28	--	3,657,957.14	3,652,349.49	04/06/25
48	304101947	SS	Frankfort	IL	Actual/360	4.800%	13,801.40	4,955.39	0.00	N/A	01/06/28	--	3,339,049.23	3,334,093.84	04/06/25
49	407004713	RT	Ontario	CA	Actual/360	4.836%	13,231.76	5,207.76	0.00	N/A	07/06/27	--	3,177,400.70	3,172,192.94	04/06/25
Totals							3,006,837.61	653,336.65	0.00				827,384,979.54	826,731,642.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,132,148.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,696,174.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	75,778,249.10	39,573,425.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	04/14/25	20,060,075.71	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	11,005,942.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,321,332.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,727,063.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,610,047.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	20,968,092.28	15,109,956.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	9,999,947.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,140,117.46	1,992,161.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,301,271.00	7,407,676.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,519,702.00	0.00	--	--	04/15/25	12,583,001.68	1,231,580.75	122,820.28	122,820.28	2,111,910.59	0.00
19	5,765,184.00	4,381,503.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,531,985.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,638,443.86	2,044,808.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,353,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	4,277,209.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	6,712,913.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	45,032,538.00	31,658,987.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,583,800.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,066,499.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	381,668.00	0.00	--	--	04/15/25	4,198,823.26	756,364.84	49,775.82	401,488.19	261,430.22	0.00
32	1,158,736.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	0.00	(511,844.00)	10/01/23	09/30/24	04/15/25	5,148,871.72	0.00	48,149.15	96,454.72	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	723,608.36	361,800.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	698,733.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	807,320.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	546,011.48	755,863.36	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	628,257.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	511,727.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,160,089.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	503,849.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	623,977.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	486,852.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	109,894.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	247,393,415.80	102,884,232.87				41,990,772.37	1,987,945.59	220,745.25	620,763.19	2,373,340.81	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	1	11,219,594.54	0	0.00	2	45,219,594.54	0	0.00	0	0.00	0	0.00	4.220101%	4.167624%	31
03/17/25	0	0.00	0	0.00	1	11,240,253.23	0	0.00	2	45,240,253.23	2	50,000,000.00	0	0.00	0	0.00	4.220298%	4.167838%	32
02/18/25	0	0.00	0	0.00	1	11,265,332.74	0	0.00	1	11,265,332.74	0	0.00	0	0.00	0	0.00	4.220537%	4.172420%	33
01/17/25	0	0.00	0	0.00	1	11,285,802.38	0	0.00	1	11,285,802.38	0	0.00	0	0.00	0	0.00	4.220731%	4.172628%	34
12/17/24	1	34,000,000.00	2	50,000,000.00	1	11,306,187.41	0	0.00	1	11,306,187.41	0	0.00	0	0.00	0	0.00	4.220924%	4.172835%	35
11/18/24	2	50,000,000.00	0	0.00	1	11,327,998.61	0	0.00	1	11,327,998.61	0	0.00	0	0.00	0	0.00	4.221131%	4.173056%	36
10/18/24	2	50,000,000.00	0	0.00	2	20,304,670.02	0	0.00	1	11,348,209.23	0	0.00	0	0.00	0	0.00	4.221322%	4.173261%	37
09/17/24	0	0.00	1	34,000,000.00	2	20,342,640.79	0	0.00	1	11,369,852.31	0	0.00	0	0.00	0	0.00	4.221526%	4.188513%	38
08/16/24	1	34,000,000.00	1	11,389,889.93	1	8,987,985.53	0	0.00	1	11,389,889.93	0	0.00	0	0.00	0	0.00	4.194207%	4.162027%	37
07/17/24	1	11,409,844.73	0	0.00	1	9,003,126.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.194407%	4.162228%	38
06/17/24	0	0.00	2	43,019,287.08	1	11,431,241.23	0	0.00	0	0.00	0	0.00	1	2,857,520.43	0	0.00	4.194620%	4.162443%	39
05/17/24	2	43,034,312.19	0	0.00	1	11,451,025.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.192750%	4.160636%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	309630017	03/06/25	0	B	122,820.28	122,820.28	2,212,838.02	34,000,000.00	11/12/20	7			02/21/25
31	304101959	05/06/24	10	6	49,775.82	401,488.19	320,739.92	11,451,025.10	06/19/20	7			07/05/24
33	309630033	02/01/25	1	5	48,149.15	96,454.72	201,309.19	8,893,784.31	07/05/23	2
Totals					220,745.25	620,763.19	2,734,887.13	54,344,809.41
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		8,859,427	0	8,859,427		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		783,872,216	772,652,621	0		11,219,595
37 - 48 Months		0	0	0		0
49 - 60 Months		34,000,000	0	0		34,000,000
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	826,731,643	772,652,621	8,859,427	0	0	45,219,595
Mar-25	827,384,980	773,269,683	0	0	8,875,043	45,240,253
Feb-25	828,173,658	808,014,541	0	0	8,893,784	11,265,333
Jan-25	828,821,465	808,626,389	0	0	8,909,273	11,285,802
Dec-24	829,466,789	725,235,896	34,000,000	50,000,000	8,924,705	11,306,187
Nov-24	830,155,833	759,886,688	50,000,000	0	8,941,147	11,327,999
Oct-24	830,796,041	760,491,371	50,000,000	0	8,956,461	11,348,209
Sep-24	831,480,153	777,137,512	0	34,000,000	8,972,788	11,369,852
Aug-24	868,368,905	813,991,030	34,000,000	0	8,987,986	11,389,890
Jul-24	869,001,602	848,588,631	11,409,845	0	9,003,126	0
Jun-24	869,678,471	815,227,943	0	43,019,287	11,431,241	0
May-24	873,163,668	818,678,331	43,034,312	0	11,451,025	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	309071003	30,000,000.00	30,000,000.00	1,740,000,000.00	10/01/17	79,581,723.10	2.29760	06/30/24	11/06/27	I/O
5A	309071005	20,000,000.00	20,000,000.00		--	87,292,647.00	3.77000	06/30/24	11/06/27	I/O
17	309630017	34,000,000.00	34,000,000.00	26,700,000.00	12/12/24	1,519,702.00	1.02980	06/30/24	12/06/29	I/O
27	309630027	14,317,500.00	14,317,500.00	956,000,000.00	05/24/17	31,658,987.35	1.60890	09/30/24	06/01/27	I/O
31	304101959	11,219,594.54	11,451,025.10	9,125,000.00	07/02/24	381,668.00	1.13400	09/30/24	01/06/28	272
33	309630033	8,859,427.07	8,893,784.31	2,950,000.00	12/20/23	(511,844.00)	(0.87840)	09/30/24	11/01/24	272
Totals		118,396,521.61	118,662,309.41	2,734,775,000.00		199,922,883.45

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					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	309071003	OF	NY	09/13/24	13

Subject is a $940,000,000 note that is secured by a senior lien against a 47-story, 1,596,521 square foot, Class A multi-tenant office property located at 825 Eight Avenue in New York City. Note is due for the April 6, 2025 payment and matures on November 6, 2027. Collateral also includes 252,107 square feet of amenity space (restaurant and retail tenants). Capital stack includes mezzanine debt. The Cravath law firm lease expired on August 31, 2024 and the tenant vacated the collateral at said time. The Borrower does not have a replacement tenant. The loss of this tenant causes operating shortfalls for the September 2024 and subsequent waterfalls. Note was transferred to the special servicer on September 13,

2024 due to imminent default. Nomura, a current tenant, has an early termination option date on July 1, 2025. Legal counsel has been engaged and a PNA agreement has been executed with the Borrower. Default notices were sent to the mezzanine lenders and they have not responded within the required 30-day window. Loan was therefore modified to utilize loan reserves to fund shortfalls in the monthly operating expenses and debt service waterfall through the senior secured debt. Borrower is in negotiations with Nomura for the extension of their lease. Nomura is also working with a landlord at a second location. Borrower has started negotiations for the restructuring of the note with the Special Servicer to allow new

	capital for the re-leasing of the collateral.
5A	309071005	Various	Various	09/13/24	13

Subject is a $940,000,000 note that is secured by a senior lien against a 47-story, 1,596,521 square foot, Class A multi-tenant office property located at 825 Eight Avenue in New York City. Note is due for the April 6, 2025 payment and matures on November 6, 2027. Collateral also includes 252,107 square feet of amenity space (restaurant and retail tenants). Capital stack includes mezzanine debt. The Cravath law firm lease expired on August 31, 2024 and the tenant vacated the collateral at said time. The Borrower does not have a replacement tenant. The loss of this tenant causes operating shortfalls for the September 2024 and subsequent waterfalls. Note was transferred to the special servicer on September 13,

2024 due to imminent default. Nomura, a current tenant, has an early termination option date on July 1, 2025. Legal counsel has been engaged and a PNA agreement has been executed with the Borrower. Default notices were sent to the mezzanine lenders and they have not responded within the required 30-day window. Loan was therefore modified to utilize loan reserves to fund shortfalls in the monthly operating expenses and debt service waterfall through the senior secured debt. Borrower is in negotiations with Nomura for the extension of their lease. Nomura is also working with a landlord at a second location. Borrower has started negotiations for the restructuring of the note with the Special Servicer to allow new

	capital for the re-leasing of the collateral.
17	309630017	RT	NY	11/12/20	7

REO Title Date: February 21, 2025. Description of Collateral: The subject property is a retail condominium unit located at 156-168 Bleecker Street in New York, New York. More specially, the property is located on the southern blockfront of

	BleekerStreet between Sullivan Street and Thompson Street, within the Greenwich Village neighborhood of Manhattan.

The subject commercial unit consists of 27,541 SF of net rentable area, with 14,706 SF of ground floor level space and 12,835 square feet of sellingb asement space. It is currently configured as seven retail units and one residential unit (a fair

	market 2-bedroom apartment).

	Currently three of the retail units are occupied while the remaining four units are vacant. The residential unit is vacant and cannot be occupied without being renovated.

	Current occupancy is 80.1%. Crossed with or is a Companion Loan to: N/A.

	Deferred Maintenance/Repair Issues: Generally in Good condition.

	Leasing Summary: Recently finalized a renewal with CVS.Ev aluating LOI for end-cap. Colliers has been appointed as PM/easing agent. Marketing Summary: Asset is not currently listed for sale.
27	309630027	LO	Various	03/06/25	1

Subject is a $940,000,000 note that is secured by a senior lien against a 47-story, 1,596,521 square foot, Class A multi-tenant office property located at 825 Eight Avenue in New York City. Note is due for the April 6, 2025 payment and matures on Novembe r 6, 2027. Collateral also includes 252,107 square feet of amenity space (restaurant and retail tenants). Capital stack includes mezzanine debt. The Cravath law firm lease expired on August 31, 2024 and the tenant vacated the collateral at said time. The Borrower does not have a replacement tenant. The loss of this tenant causes operating shortfalls for the September 2024 and subsequent waterfalls. Note was transferred to the special servicer on September 13,

2024 due to imminent default. Nomura,a current tenant, has an early termination option date on July 1, 2025. Legal counsel has been engaged and a PNA agreement has been executed with the Borrower. Default notices were sent to the mezzanine lenders and they have not responded within the required 30-day window. Loan was therefore modified to utilize loan reserves to fund shortfalls in the monthly operating expenses and debt service waterfall through the senior secured debt. Borrower is in negotiations with Nomura for the extension of their lease. Nomura is also working with a landlord at a second location. Borrower has started negotiations for the restructuring of the note with the Special Servicer to allow

	new capital for the re-leasing of the collateral.
31	304101959	RT	IL	06/19/20	7

Title Date: 7/5/24 Property Description: The property represents the retail component of a mixed-use high-rise development located at 1114-1126 Lake Street in Oak Park, Cook County, Illinois. The 0.80-acre site is along the northern side of

Lake Street just east of Harlem Avenue. The property was constructed in 2006 and include 63,010 square feet of gross leasable area. Leasing Summary: Fitness Formula Club occupies 47,074 square feet of space on floors one through three with a base lease through May 2027. There are five additional ground-level retail spaces that are currently vacant. The leasing agent on the property has been switched as of September 2024. The new leasing company is currently marketing the vacancies. Negotiating a new lease with a credit tenant for 3,516 SF. The subject occupancy rate is 74.7% Marketing Summary: The property is not currently listed for sale but is being marketed for lease.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
33	309630033	RT	NJ	07/05/23	2

The Loan transferred to the Special Servicer (SS) on 7/7/2023 for imminent default, due to cash flow constraints and low occupancy (31% occupied). The collateral consists of a 115K SF anchored retail center built in 1969 / renovated in 2002 known as Tri State Neighborhood Center. The Property is currently 96% vacant. Lender has sent a Notice of Default and Reservation of Rights in connection with enforcement. A receiver was appointed and is currently overseeing the asset, including marketing efforts for receivership sale. The Special Servicer is continuing to gather pertinent diligence and will simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	309630032	11,391,106.65	4.85500%	11,391,106.65	4.85500%	10	06/16/20	04/06/20	08/11/20
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/06/22	12/06/21	05/01/22
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/04/22	12/06/21	05/01/22
32	309630032	0.00	4.85500%	0.00	4.85500%	10	05/01/22	12/06/21	03/04/22
34	309630034	9,290,575.95	5.41600%	9,290,575.95	5.41600%	10	07/28/20	06/01/20	09/11/20
35	309630035	8,985,244.69	5.02000%	8,985,244.69	5.02000%	10	06/18/20	06/01/20	08/11/20
37	309630037	7,963,447.81	5.10500%	7,963,447.81	5.10500%	10	06/09/20	04/01/20	08/11/20
37	309630037	0.00	5.10500%	0.00	5.10500%	10	08/11/20	04/01/20	06/09/20
42	309630042	5,308,900.51	5.41600%	5,308,900.51	5.41600%	10	07/28/20	06/01/20	09/11/20
42	309630042	0.00	5.41600%	0.00	5.41600%	10	09/11/20	06/01/20	07/28/20
Totals		42,939,275.61		42,939,275.61
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	309630035 11/18/22	7,951,338.80	10,700,000.00	10,221,654.15	2,228,937.87	10,180,276.67	7,951,338.80	0.00	0.00	45,178.42	(45,178.42)	0.47%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,951,338.80	10,700,000.00	10,221,654.15	2,228,937.87	10,180,276.67	7,951,338.80	0.00	0.00	45,178.42	(45,178.42)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/16/24	1,139.34	0.00	0.00	0.00	0.00	1,139.34	0.00	0.00	1,139.34
35	309630035	02/16/24	0.00	0.00	(45,178.42)	0.00	0.00	(1,139.34)	0.00	0.00	(945.44)
		08/17/23	0.00	0.00	(45,178.42)	0.00	0.00	120.00	0.00	0.00
		11/25/22	0.00	0.00	0.00	0.00	0.00	73.90	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			1,139.34	0.00	(45,178.42)	0.00	0.00	193.90	0.00	0.00	193.90

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	(10,416.66)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
5A	0.00	0.00	(11,250.01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
17	0.00	0.00	7,319.44	0.00	0.00	0.00	0.00	0.00	116,914.82	0.00	0.00	0.00
27	0.00	0.00	3,082.24	0.00	0.00	0.00	0.00	0.00	153.80	0.00	0.00	0.00
31	0.00	0.00	2,419.78	0.00	0.00	17,409.37	0.00	0.00	226,623.50	0.00	0.00	0.00
33	0.00	0.00	1,910.60	0.00	0.00	0.00	0.00	0.00	13,838.82	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.64	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.15	0.00	0.00	0.00
Total	0.00	0.00	(6,934.61)	0.00	0.00	17,409.37	0.00	0.00	357,534.73	0.00	0.00	(0.02)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		368,009.47

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31